Significant Accounting Policies and Basis of Presentation - Schedule of Recurring Basis Using Significant Unobservable Inputs (Details)	9 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Recurring Basis Using Significant Unobservable Inputs [Abstract]
Beginning Balance - December 31, 2024
Equity securities acquired as consideration for issuance of Series B Preferred Stock	2,571,429
Re-measurement adjustments
Change in fair value of equity securities
Ending balance - September 30, 2025	$ 2,571,429